Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
12. Property, plant and equipment

	Land and buildings	Plant and equipment	Capital works in progress	Mineral properties	Pre-development properties	Total
Cost
Balance at January 1, 2021	$222,908	$2,400,876	$83,513	$3,431,908	$872,193	$7,011,398
Additions/transfers	12,139	80,815	134,237	72,192	16,681	316,064
Acquisition of QMX Gold Corporation	2,357	1,649	—	78,852	—	82,858
Impairment	—	—	(3,923)	—	—	(3,923)
Write-down of assets	—	(3,520)	—	(696)	(2,914)	(7,130)
Other movements/transfers	(2,539)	96,373	(104,014)	(865)	98	(10,947)
Assets disposed of in the sale of Tocantinzinho	—	—	—	—	(210,570)	(210,570)
Disposals	(1,603)	(8,014)	—	(648)	(2,883)	(13,148)
Balance at December 31, 2021	$233,262	$2,568,179	$109,813	$3,580,743	$672,605	$7,164,602

Balance at January 1, 2022	$233,262	$2,568,179	$109,813	$3,580,743	$672,605	$7,164,602
Additions/transfers	7,420	21,901	181,216	84,065	(3,139)	291,463
(Write-down) recovery of assets	(44)	(37,264)	(343)	225	(906)	(38,332)
Other movements/transfers	4,691	77,274	(167,081)	86,821	—	1,705
Assets reclassified as held for sale	—	—	—	—	(425,587)	(425,587)
Disposals	(1,997)	(6,357)	—	(12)	(272)	(8,638)
Balance at December 31, 2022	$243,332	$2,623,733	$123,605	$3,751,842	$242,701	$6,985,213

Accumulated depreciation
Balance at January 1, 2021	$(70,657)	$(1,149,283)	$—	$(1,737,527)	$(11,732)	$(2,969,199)
Depreciation for the year	(8,285)	(127,287)	—	(66,254)	—	(201,826)
(Impairment) reversal	—	(10,939)	—	936	—	(10,003)
Other movements	771	9,043	—	1,198	(1,088)	9,924
Assets disposed of in the sale of Tocantinzinho	—	—	—	—	2,964	2,964
Disposals	1,087	5,262	—	—	400	6,749
Balance at December 31, 2021	$(77,084)	$(1,273,204)	$—	$(1,801,647)	$(9,456)	$(3,161,391)

Balance at January 1, 2022	$(77,084)	$(1,273,204)	$—	$(1,801,647)	$(9,456)	$(3,161,391)
Depreciation for the year	(14,303)	(139,188)	—	(96,999)	—	(250,490)
Write-down of assets	—	12,475	—	—	—	12,475
Impairment	—	—	—	—	(394,723)	(394,723)
Other movements	261	(1,752)	—	(820)	(654)	(2,965)
Assets reclassified as held for sale	—	—	—	—	400,856	400,856
Disposals	1,491	5,542	—	—	254	7,287
Balance at December 31, 2022	$(89,635)	$(1,396,127)	$—	$(1,899,466)	$(3,723)	$(3,388,951)

Carrying amounts
At January 1, 2021	$152,251	$1,251,593	$83,513	$1,694,381	$860,461	$4,042,199
At December 31, 2021	$156,178	$1,294,975	$109,813	$1,779,096	$663,149	$4,003,211
Balance at December 31, 2022	$153,697	$1,227,606	$123,605	$1,852,376	$238,978	$3,596,262
12. Property, plant and equipment (continued)
In accordance with the Company’s accounting policies each CGU is assessed for indicators of impairment, from both external and internal sources, at the end of each reporting period. If such indicators of impairment exist for any CGUs, those CGUs are tested for impairment. The recoverable amounts of the Company’s CGUs are based primarily on the net present value of future cash flows expected to be derived from the CGUs. The recoverable amount used by the Company represents each CGU’s FVLCD, a Level 3 fair value measurement, as it was determined to be higher than value in use.
(i)Olympias
In December 2021, the Company announced a 12% decrease in proven and probable reserves at Olympias as a result of mining method optimization and exclusion of remnant mining zones that will require further engineering studies. The Company considered this decrease an indicator of potential impairment for Olympias. Using a FVLCD approach, the Company assessed the recoverable amount of the Olympias CGU as at December 31, 2021. Based on its assessment, the Company determined that no impairment loss or reversal of impairment for the Olympias CGU was required.
In December 2022, the Company announced a further 3% decrease in proven and probable reserves at Olympias due to adjustments for cut-off value, metal prices and mine plan optimization. The Company considered this decrease, combined with sustained weaker-than-expected operating performance and a sustained increase in interest rates which impact the discount rate, to be an indicator of potential impairment for Olympias. Using a FVLCD approach, the Company assessed the recoverable amount of the Olympias CGU as at December 31, 2022. Based on its assessment, the Company determined that no impairment loss or reversal of impairment for the Olympias CGU was required.
The significant assumptions used for determining the recoverable amount of the Olympias CGU at each of December 31, 2022 and December 31, 2021 are reflected in the table below. Management used judgement in determining estimates and assumptions with respect to discount rates, future production levels including amount of recoverable reserves, resources and exploration potential, operating and capital costs, long-term metal prices and estimates of the fair value of mineral properties beyond proven and probable reserves. Metal pricing assumptions were based on consensus forecast pricing and discount rates were based on a weighted average cost of capital, adjusted for country and other risks specific to the CGU. Estimates of the fair value of a portion of incremental inferred resources and exploration potential beyond what is defined in the Company's reserves and resources statement ("value beyond proven and probable" or "VBPP") were determined from estimated VBPP ounces, after accounting for reasonable modifying factors such as conversion and operational risk considerations, and were assigned a unit value derived from the fair value of the future production from the mine plan. Changes in any of the assumptions or estimates used in determining the fair values could impact the impairment analysis.

	2022	2021
Gold price ($/oz)	$1,725 - $1,600	$1,800 - $1,550
Silver price ($/oz)	$22 - $21	$24 - $21
Lead price ($/t)	$2,050 - $2,000	$2,150 - $2,050
Zinc price ($/t)	$3,000 - $2,550	$2,825 - $2,500
Discount rate	7.0% - 7.5%	6.0% - 6.5%
VBPP fair value ($)	$361,352	$330,848
VBPP fair value ($/oz)	$224	$251
12. Property, plant and equipment (continued)
(ii)Stratoni
On October 15, 2021, the Company announced that operations at Stratoni would be suspended and following further economic review, a decision was taken to transfer the mine to care and maintenance during 2022. As a result, impairment of $13,926, primarily related to capitalized underground development, was recorded in the year ended December 31, 2021.